Notes and Accounts Receivable, Net - Aging Analysis of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 270,683.2	$ 8,255.1	$ 201,313.9
Less: Loss allowance	(453.0)		(531.5)	$ (331.6)	$ (347.0)
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Less: Loss allowance	(453.0)		(531.5)
Not past due [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	255,669.6		183,188.5
Past due [member] | Past due within 30 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	15,464.1		18,641.1
Past due [member] | Past due over 31 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 2.5		$ 15.8